Interest (Tables)	12 Months Ended
Dec. 31, 2024
Interest Income (Expense), Nonoperating [Abstract]
Components of Interest Expense

The components of interest expense, net is as follows:

	Years ended December 31,
	2024	2023	2022
Interest expense	$(525)	$(170)	$(148)
Interest income	127	31	9
Interest expense, net	$(398)	$(139)	$(139)